LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,929,890	R$ 6,972,915
Additions/updates	502,171	977,234
Acquisitions Through Business Combinations, Lease Liability	384,402
Write-offs		(669)
Payments	(1,080,282)	(1,447,973)
Accrual of financial charges (1)	535,392	733,342
Other	(144,326)	(304,959)
Closing Balance	7,127,247	6,929,890
Current	971,565	857,810
Non-current	6,155,682	6,072,080
Leased Land | Biological assets [domain]
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 201,609	R$ 265,463